Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Navios Maritime Containers L.P.
Trading Symbol	NMCI
Entity Central Index Key	0001707210
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity's units outstanding	34,603,100
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false